Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2020
3. Net fee and commission income
Total fees in scope of IFRS 15 Revenues from Contracts with Customers

Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Barclays UK	Barclays International	Head Office	Total
Half year ended 30.06.20	£m	£m	£m	£m
Fee type
Transactional	386	1,157	-	1,543
Advisory	79	306	1	386
Brokerage and execution	102	685	-	787
Underwriting and syndication	-	1,468	-	1,468
Other	38	115	2	155
Total revenue from contracts with customers	605	3,731	3	4,339
Other non-contract fee income	-	60	-	60
Fee and commission income	605	3,791	3	4,399
Fee and commission expense	(148)	(940)	(2)	(1,090)
Net fee and commission income	457	2,851	1	3,309

	Barclays UK	Barclays International	Head Office	Total
Half year ended 30.06.19	£m	£m	£m	£m
Fee type
Transactional	523	1,353	-	1,876
Advisory	88	406	-	494
Brokerage and execution	101	536	-	637
Underwriting and syndication	-	1,240	-	1,240
Other	45	131	7	183
Total revenue from contracts with customers	757	3,666	7	4,430
Other non-contract fee income	-	54	-	54
Fee and commission income	757	3,720	7	4,484
Fee and commission expense	(187)	(957)	(6)	(1,150)
Net fee and commission income	570	2,763	1	3,334